CERTIFICATION OF
                 STRONG CONSERVATIVE EQUITY FUNDS, INC.
                    on behalf of the following series:
                      Strong Limited Resources Fund


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities
 Act of 1933.

2.	Reference is made to the Strong Limited Resources Fund's Prospectus and Statement of Additional Information each dated September 30, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 14
(File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on September 26, 1997 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Strong Limited Resources Fund's Prospectus and Statement
of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.

                      	 STRONG CONSERVATIVE EQUITY FUNDS, INC.


                        /s/ John S. Weitzer
                        -------------------------
                       	By: John S. Weitzer
                       	Title:	Vice President


Dated: October 1, 1997